Note Payable (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($)												1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 10, 2020	Jul. 03, 2020	May 28, 2020	May 11, 2020	Apr. 23, 2020	Apr. 21, 2020	Apr. 02, 2020	Mar. 30, 2020	Mar. 19, 2020	Mar. 11, 2020	Feb. 17, 2020	Jun. 08, 2020	Mar. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 28, 2020	Oct. 31, 2015
Accrued interest														$ 500,000				$ 500,000		$ 300,000
Debt face amount														10,050,000				10,050,000
Gain on extinguishment of debt																		(11,919,000)
Original issue discount														2,650,000				2,650,000
Warrants exercise price per share					$ 9.00		$ 7.74
Fair value of warrants												$ 26,800,000		(18,000)		(1,124,000)		(3,000)	(3,601,000)
Value of common stock shares issued															$ 2,297,000	422,000	$ 1,778,000
Loss on issuance of notes, bonds and warrants														(602,000)				(24,655,000)
Conversion value of stock into notes payable					$ 400,000		$ 1,100,000,000
Credit Agreement [Member] | Subsequent Event [Member]
Outstanding credit facility
Note Purchase Agreement [Member]
Number of common stock issued, shares									900,000
Shares issued price per share													$ 8.35		$ 8.35							$ 10.00
Value of common stock shares issued									$ 7,500,000
Conversion value of stock into notes payable														$ 1,700,000				$ 1,500,000
Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Interest rate									17.39%
Debt instrument, maturity date									Jul. 17, 2020
Debt face amount									$ 10,100,000
Proceeds from notes payable									7,400,000
Original issue discount									2,700,000
Loss on issuance of notes, bonds and warrants									$ 12,900,000
Note Purchase Agreement [Member] | FB Loan [Member]
Warrants to purchase common stock									3,269,231
Warrants exercise price per share									$ 5.00
Number of common stock issued, shares									900,000
Fair value of warrants									$ 15,600,000
Shares issued price per share									$ 8.15
Value of common stock shares issued									$ 7,300,000
Repayment of notes			$ 7,500,000
Sale of capital stock for consideration				$ 7,500,000
Debt financing percentage				100.00%
Amendment to Note Purchase Agreement [Member]
Sale of common stock, shares						900,000
Note Payable [Member] | Evolution AI Corporation [Member]
Interest rate																				10.00%
Debt instrument, maturity date																				Oct. 01, 2018
Accrued interest																				$ 1,600,000
Number of shares acquired																				15,000,000
Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock																				10,000,000
FaceBank Group, Inc Pre-Merger [Member]
Interest rate																							5.00%
Accrued interest													$ 102,000		$ 102,000					$ 85,000	$ 45,000
Number of shares acquired																	18,935
Debt face amount													10,050,000		10,050,000					375,000	889,000
Gain on extinguishment of debt													51,200,000		(11,919,000)						1,852,000
Original issue discount													$ 2,650,000		$ 2,650,000						$ 456,000
Warrants exercise price per share								$ 7.74					$ 5.00		$ 5.00					$ 0.75	$ 0.75
Fair value of warrants															$ 15,000		(2,477,000)			$ (4,504,000)	$ 91,000
Loss on issuance of notes, bonds and warrants															$ (24,053,000)
Conversion value of stock into notes payable								$ 1,100,000,000												50,000	$ 18,000
FaceBank Group, Inc Pre-Merger [Member] | Subsequent Event [Member] | Senior Notes [Member]
Repayment of notes		$ 10,500,000
FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | Subsequent Event [Member]
Outstanding credit facility
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member]
Number of common stock issued, shares									900,000
Shares issued price per share									$ 8.35				$ 8.35		$ 8.35
Value of common stock shares issued									$ 7,500,000
Conversion value of stock into notes payable															$ 200,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Interest rate									17.39%
Debt instrument, maturity date									Jul. 17, 2020
Debt face amount									$ 10,050,000
Proceeds from notes payable									7,400,000
Original issue discount									2,650,000
Loss on issuance of notes, bonds and warrants									$ (12,900,000)
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | FB Loan [Member]
Warrants to purchase common stock									3,269,231
Warrants exercise price per share									$ 5.00
Number of common stock issued, shares									900,000
Fair value of warrants									$ 15,600,000						16,000,000
Shares issued price per share									$ 8.15
Value of common stock shares issued									$ 7,300,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Interest rate									15.00%
Debt instrument, maturity date									Jul. 17, 2020
Debt face amount									$ 10,050,000
Proceeds from notes payable									$ 7,500,000
Warrants to purchase common stock									3,269,231
Sale of common stock, shares									784,617
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Subsequent Event [Member] | FB Loan [Member]
Sale of capital stock for consideration				$ 7,409,045
Debt financing percentage				100.00%
FaceBank Group, Inc Pre-Merger [Member] | Amendment to Note Purchase Agreement [Member] | Subsequent Event [Member]
Sale of common stock, shares						900,000
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member]
Interest rate											4.50%
Debt instrument, maturity date											Feb. 15, 2023
Debt face amount													$ 55,100,000		55,100,000
Debt instrument nominal, shares											5,000
Debt instrument redemption rate											100.00%
Gain on extinguishment of debt															$ 11,100,000
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | Subsequent Event [Member]
Interest rate											4.50%
Debt instrument, maturity date											Feb. 15, 2023
Debt instrument nominal, shares											5,000
Debt instrument redemption rate											100.00%
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | EUR [Member]
Debt face amount											$ 50,000,000
Debt instrument nominal value											10,000
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | EUR [Member] | Subsequent Event [Member]
Debt face amount											50,000,000
Debt instrument nominal value											$ 10,000
FaceBank Group, Inc Pre-Merger [Member] | HLEE Finance S.a.r.l [Member] | Credit Agreement [Member]
Line of credit permit indebtedness										$ 50,000,000
Proceeds from loans										250,000
FaceBank Group, Inc Pre-Merger [Member] | HLEE Finance S.a.r.l [Member] | Credit Agreement [Member] | Subsequent Event [Member]
Line of credit permit indebtedness										50,000,000
Proceeds from loans										$ 250,000
FaceBank Group, Inc Pre-Merger [Member] | Fubo Tv [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Original issue discount									$ 2,650,000
FaceBank Group, Inc Pre-Merger [Member] | Note Payable [Member] | Evolution AI Corporation [Member]
Notes payable																				$ 2,700,000
Interest rate																				10.00%
Debt instrument, maturity date																				Oct. 01, 2018
Accrued interest																				$ 1,300,000
Number of shares acquired																				15,000,000
FaceBank Group, Inc Pre-Merger [Member] | Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock																				10,000,000